Document and Entity Information	Jan. 01, 2019
Prospectus:
Document Type	497
Document Period End Date	Jan. 01, 2019
Registrant Name	SUNAMERICA SERIES TRUST
Central Index Key	0000892538
Amendment Flag	false
Document Creation Date	Jun. 13, 2019
Document Effective Date	Jun. 13, 2019
Prospectus Date	May 01, 2019